(33) FINANCIAL INSTRUMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Gain (Loss)	R$ (235,852)	R$ (1,399,988)	R$ 1,514,439
Exchange Variation [Member] | CPFL Energia S.A. ("CPFL Energia") [Member]
Statement Line Items [Line Items]
Gain (Loss)	0	(76,202)	71,492
Exchange Variation [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(89,612)	(802,479)	843,224
Exchange Variation [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(19,799)	(358,412)	300,652
Exchange Variation [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(27,237)	(252,321)	291,612
Exchange Variation [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(41,793)	(145,933)	122,294
Exchange Variation [Member] | Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(947)	(6,986)	9,899
Exchange Variation [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(947)	(1,076)	4,596
Exchange Variation [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(947)	(7,577)	12,404
Exchange Variation [Member] | Companhia Jaguari de Energia ("CPFL Jaguari") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(947)	(10,236)	16,616
Exchange Variation [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
Statement Line Items [Line Items]
Gain (Loss)	0	0	2,022
Exchange Variation [Member] | Paulista Lajeado Energia S.A. ("Paulista Lajeado") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(2,052)	(11,046)	4,626
Exchange Variation [Member] | CPFL Telecom S.A ("CPFL Telecom") [Member]
Statement Line Items [Line Items]
Gain (Loss)	0	0	3,204
Exchange Variation [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
Statement Line Items [Line Items]
Gain (Loss)	14,567	(13,857)	5,367
Exchange Variation [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
Statement Line Items [Line Items]
Gain (Loss)	0	(3,420)	3,810
Mark to Market [Member] | CPFL Energia S.A. ("CPFL Energia") [Member]
Statement Line Items [Line Items]
Gain (Loss)	0	2,319	(2,319)
Mark to Market [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(25,410)	118,663	(98,738)
Mark to Market [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(18,999)	48,193	(32,431)
Mark to Market [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(10,679)	48,915	(29,946)
Mark to Market [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(6,033)	66,425	(7,896)
Mark to Market [Member] | Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member]
Statement Line Items [Line Items]
Gain (Loss)	120	148	(80)
Mark to Market [Member] | Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
Statement Line Items [Line Items]
Gain (Loss)	120	(80)	(76)
Mark to Market [Member] | Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
Statement Line Items [Line Items]
Gain (Loss)	120	170	(83)
Mark to Market [Member] | Companhia Jaguari de Energia ("CPFL Jaguari") [Member]
Statement Line Items [Line Items]
Gain (Loss)	120	273	(63)
Mark to Market [Member] | Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
Statement Line Items [Line Items]
Gain (Loss)	0	0	(33)
Mark to Market [Member] | Paulista Lajeado Energia S.A. ("Paulista Lajeado") [Member]
Statement Line Items [Line Items]
Gain (Loss)	66	1,649	(1,675)
Mark to Market [Member] | CPFL Telecom S.A ("CPFL Telecom") [Member]
Statement Line Items [Line Items]
Gain (Loss)	0	0	6
Mark to Market [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
Statement Line Items [Line Items]
Gain (Loss)	(7,009)	2,383	(2,378)
Mark to Market [Member] | CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
Statement Line Items [Line Items]
Gain (Loss)	0	254	(87)
Interest Rate Variation [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Gain (Loss)	304	(1,423)	(2,250)
Interest Rate Variation [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Gain (Loss)	175	(661)	(609)
Interest Rate Variation [Member] | Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Gain (Loss)	115	(835)	(1,321)
Interest Rate Variation [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Gain (Loss)	R$ 852	R$ 3,161	R$ 2,600